Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ 41
Prior service cost (credit)	0
Total	41
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	3
Prior service cost (credit)	(131)
Total	(128)
Other
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	1
Prior service cost (credit)	0
Total	$ 1